Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2019
Financial Instruments [Abstract]
Schedule of classification and linkage terms of financial instruments

	NIS	Linked to the U.S. dollar	Linked to the Euro and other	Total
December 31, 2019
Cash	348	3,536	10	3,894
Restricted deposits	377	31	-	408
Trade receivables	-	1,586	230	1,816
Other receivables	10	226	-	236
	735	5,379	240	6,354
Financial liabilities at amortized cost	4,503	6,740	13	11,256
Total net financial assets (liabilities)	(3,768)	(1,361)	227	(4,902)

December 31, 2018
Cash	583	3,169	1	3,753
Restricted deposits	347	21	-	368
Trade receivables	-	1,079	234	1,313
Other receivables	10	205	-	215
	940	4,474	235	5,649
Financial liabilities at amortized cost	2,850	1,880	1	4,731
Total net financial assets (liabilities)	(1,910)	2,594	234	918

Schedule of sensitivity analysis of changes in exchange rate of dollar
Profit (loss) from the change
Thousands USD
Increase at a rate of 5%	(189)
Increase at a rate of 10%	(377)
Decrease at a rate of 5%	189
Decrease at a rate of 10%	377

Schedule of fair value of financial instruments position

	December 31, 2019
	Level 1	Level 2	Level 3 (*)	Total
	Thousands USD	Thousands USD	Thousands USD	Thousands USD
Financial liabilities:

Warrants	-	793	1,364	2,157
Convertible notes	-	-	1,223	1,223
Financial derivatives	-	-	318	318
Total	-	793	2,905	3,698

Schedule of fair value sensitivity aalysis of financial instruments
Profit (loss) from the change
Thousands USD
Volatility +10%	17
Volatility -10%	48
Share price +10%	(361)
Share price -10%	424

Schedule of fair value of financial liabilities

	2019
	Fair value through profit or loss
	Warrants	Convertible notes	Financial derivatives	Total
	Thousands USD	Thousands USD	Thousands USD	Thousands USD
Financial liabilities:
Balance as at January 1, 2019	-	-	-	-
Initial fair value (*)	1,902	1,569	805	4,276
Amount reclassified to equity due to note conversion	-	(1,991)	-	(1,991)
amounts recorded as finance expenses (income)	(538)	1,645	(487)	620
Balance as at December 31, 2019 (**)	1,364	1,223	318	2,905

(*) The initial fair value is presented net of the difference between the fair value and the consideration received, see note 11.B.4.

(**) Presented net of the loss not initially recognized- as of December 31, 2019- $4,717,000.

Schedule of repayment dates of financial liabilities

	First year	More than a year	Total
	Thousands USD	Thousands USD	Thousands USD
December 31, 2019
Trade payables	850	-	850
Other payables	3,547	28	3,575
Lease liabilities	-	2,089	2,089
Liability in respect of government grants	-	1,044	1,044
	4,397	3,161	7,558
December 31, 2018
Trade payables	1,414	-	1,414
Other payables	2,150	28	2,178
Other long-term liabilities	-	244	244
Liability in respect of government grants	-	895	895
	3,564	1,167	4,731